American Funds Preservation PortfolioSM Summary prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
PPVAX	PPVBX	PPVCX	PPVFX	PPEFX	CPPAX	CPPBX	CPPCX	CPPEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CPPFX	RPPVX	RPPBX	RPBEX	RPPCX	RPPEX	RPPFX	RPPGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (866) 421-2166 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 68 of the prospectus and on page 79 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.26	1.00	1.00	0.25	none	0.19	1.00	1.00	0.50
Other expenses	0.17	0.18	0.17	0.19	0.18	0.27	0.28	0.27	0.23
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.83	1.58	1.57	0.84	0.58	0.86	1.68	1.67	1.13
Fee waiver and/or expense reimbursement[2]	0.12	0.11	0.12	0.12	0.11	0.12	0.12	0.12	0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.71	1.47	1.45	0.72	0.47	0.74	1.56	1.55	1.01

	529-F-1	R-1	R-2	R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60	0.50	0.25	none	none
Other expenses	0.25	0.17	0.49[3]	0.26	0.23	0.14	0.12	0.10
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.65	1.57	1.64	1.26	1.13	0.79	0.52	0.50
Fee waiver and/or expense reimbursement[2]	0.11	0.12	0.12	0.10	0.11	0.11	0.12	0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.54	1.45	1.52	1.16	1.02	0.68	0.40	0.38
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.
[3]	Estimated based on current fees.
[4]	Based on estimated amounts for the current fiscal year.

American Funds Preservation Portfolio / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$321	$497	$ 687	$1,239
B	650	888	1,050	1,667
C	248	484	844	1,857
F-1	74	256	454	1,026
F-2	48	175	313	715
529-A	324	506	703	1,273
529-B	659	918	1,101	1,759
529-C	258	515	896	1,966
529-E	103	347	611	1,364
529-F-1	55	197	351	800
R-1	148	484	844	1,857
R-2	155	506	880	1,934
R-2E	118	390	682	1,514
R-3	104	348	612	1,365
R-4	69	241	428	968
R-5	41	155	279	641
R-6	39	148	268	617

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$488	$850	$1,667
C	148	484	844	1,857
529-B	159	518	901	1,759
529-C	158	515	896	1,966

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

American Funds Preservation Portfolio / Summary prospectus 2

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Preservation Portfolio / Summary prospectus 3

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

American Funds Preservation Portfolio / Summary prospectus 4

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Preservation Portfolio / Summary prospectus 5

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–3.59%	–1.46%
– After taxes on distributions		–4.05	–1.90
– After taxes on distributions and sale of fund shares		–2.03	–1.29

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–6.75%	–3.07%
C	5/18/2012	–2.80	–0.62
F-1	5/18/2012	–1.12	0.13
F-2	5/18/2012	–0.86	0.37
529-A	5/18/2012	–3.62	–1.50
529-B	5/18/2012	–6.83	–3.13
529-C	5/18/2012	–2.89	–0.69
529-E	5/18/2012	–1.42	–0.14
529-F-1	5/18/2012	–0.92	0.30
R-1	5/18/2012	–1.93	–0.44
R-2	5/18/2012	–1.88	–0.52
R-3	5/18/2012	–1.43	–0.15
R-4	5/18/2012	–1.08	0.19
R-5	5/18/2012	–0.80	0.42
R-6	5/18/2012	–0.77	0.38

Indexes	1 year	Lifetime (from Class A inception)
Barclays U.S Government/Credit 1-7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.36%	0.64%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.15	1.59

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Preservation Portfolio / Summary prospectus 6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-045-0814P Litho in USA CGD/RRD/10208	Investment Company File No. 811-22656

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Portfolio SeriesSM

Summary Prospectus Amendment August 29, 2014

For the following summary prospectuses dated January 1, 2014

American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM

American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM

American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM

American Funds Tax-Exempt Preservation PortfolioSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about August 29, 2014, the funds listed on the cover of this amendment (other than American Funds Tax-Advantaged Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) expect to issue a new class of shares, Class R-2E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-2E” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.99	0.75		0.60	0.50	0.25	none	none
Other expenses	0.16	0.47	[3]	0.28	0.23	0.14	0.13	0.08
Acquired (underlying) fund fees and expenses	0.50	0.50		0.50	0.50	0.50	0.50	0.50
Total annual fund operating expenses	1.75	1.82		1.48	1.33	0.99	0.73	0.68
Fee waiver[2]	0.10	0.10		0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.65	1.72		1.38	1.23	0.89	0.63	0.58

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$140	$458	$798	$1,760

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75		0.60	0.50	0.25	none	none
Other expenses	0.14	0.44	[3]	0.25	0.21	0.11	0.10	0.05
Acquired (underlying) fund fees and expenses	0.44	0.44		0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.68	1.73		1.39	1.25	0.90	0.64	0.59
Fee waiver[2]	0.10	0.10		0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.58	1.63		1.29	1.15	0.80	0.54	0.49

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$131	$430	$751	$1,660

1	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75		0.60	0.50	0.25	none	none
Other expenses	0.13	0.44	[3]	0.24	0.20	0.09	0.08	0.04
Acquired (underlying) fund fees and expenses	0.37	0.37		0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.60	1.66		1.31	1.17	0.81	0.55	0.51
Fee waiver[2]	0.10	0.10		0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.50	1.56		1.21	1.07	0.71	0.45	0.41

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$123	$405	$709	$1,570

American Funds Balanced Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75		0.60	0.50	0.25	none	none
Other expenses	0.14	0.45	[3]	0.24	0.20	0.08	0.08	0.04
Acquired (underlying) fund fees and expenses	0.34	0.34		0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	1.58	1.64		1.28	1.14	0.77	0.52	0.48
Fee waiver[2]	0.10	0.10		0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.48	1.54		1.18	1.04	0.67	0.42	0.38

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$120	$396	$693	$1,536

American Funds Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75		0.60	0.50	0.25	none	none
Other expenses	0.13	0.45	[3]	0.25	0.21	0.10	0.09	0.03
Acquired (underlying) fund fees and expenses	0.30	0.30		0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.53	1.60		1.25	1.11	0.75	0.49	0.43
Fee waiver[2]	0.10	0.10		0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.43	1.50		1.15	1.01	0.65	0.39	0.33

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$117	$387	$677	$1,502

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E4	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75		0.60	0.50	0.25	none	none
Other expenses	0.17	0.49	[3]	0.26	0.23	0.14	0.12	0.10
Acquired (underlying) fund fees and expenses	0.30	0.30		0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.57	1.64		1.26	1.13	0.79	0.52	0.50
Fee waiver and/or expense reimbursement[2]	0.12	0.12		0.10	0.11	0.11	0.12	0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.45	1.52		1.16	1.02	0.68	0.40	0.38

4 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$118	$390	$682	$1,514

American Funds Portfolio Series / Summary Prospectus Amendment	2

3.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the current disclosure set forth thereunder in its entirety with the disclosure set forth under such fund’s name below.

American Funds Global Growth Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	8.77% (quarter ended September 30, 2013)
Lowest	0.82% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 4.75%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	18.56%	22.05%
– After taxes on distributions		18.32	21.82
– After taxes on distributions and sale of fund shares		10.85	17.19

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	19.79%	23.50%
C	5/18/2012	23.74	25.63
F-1	5/18/2012	25.65	26.61
F-2	5/18/2012	26.01	26.89
529-A	5/18/2012	18.47	22.03
529-B	5/18/2012	19.56	23.42
529-C	5/18/2012	23.64	25.53
529-E	5/18/2012	25.31	26.27
529-F-1	5/18/2012	25.85	26.77
R-1	5/18/2012	24.73	25.73
R-2	5/18/2012	24.69	25.74
R-3	5/18/2012	25.29	26.23
R-4	5/18/2012	25.65	26.65
R-5	5/18/2012	26.12	26.96
R-6	5/18/2012	26.05	26.85

Indexes	1 year	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U. S. federal income taxes)	22.80%	24.00%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	25.72	25.79

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

3	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Growth Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	8.84% (quarter ended September 30, 2013)
Lowest	1.97% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.76%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	22.38%	23.04%
– After taxes on distributions		22.19	22.86
– After taxes on distributions and sale of fund shares		12.91	17.92

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	23.84%	24.51%
C	5/18/2012	27.76	26.64
F-1	5/18/2012	29.80	27.63
F-2	5/18/2012	30.03	27.89
529-A	5/18/2012	22.25	22.98
529-B	5/18/2012	23.64	24.37
529-C	5/18/2012	27.67	26.53
529-E	5/18/2012	29.37	27.20
529-F-1	5/18/2012	30.02	27.79
R-1	5/18/2012	28.73	26.70
R-2	5/18/2012	28.78	26.75
R-3	5/18/2012	29.36	27.21
R-4	5/18/2012	29.81	27.68
R-5	5/18/2012	30.16	27.97
R-6	5/18/2012	30.20	27.94

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	27.41%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	35.38	29.19

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment	4

American Funds Growth and Income Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	6.77% (quarter ended December 31, 2013)
Lowest	0.83% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 6.74%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	13.92%	16.29%
– After taxes on distributions		13.34	15.71
– After taxes on distributions and sale of fund shares		8.31	12.57

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	14.99%	17.50%
C	5/18/2012	18.93	19.70
F-1	5/18/2012	20.82	20.60
F-2	5/18/2012	21.18	20.89
529-A	5/18/2012	13.96	16.23
529-B	5/18/2012	14.85	17.38
529-C	5/18/2012	18.76	19.57
529-E	5/18/2012	20.42	20.22
529-F-1	5/18/2012	21.09	20.81
R-1	5/18/2012	19.92	19.74
R-2	5/18/2012	19.91	19.79
R-3	5/18/2012	20.45	20.25
R-4	5/18/2012	20.93	20.69
R-5	5/18/2012	21.20	20.98
R-6	5/18/2012	21.27	20.92

		Lifetime
Indexes	1 year	(from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	27.41%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U. S. federal income taxes)	26.26	24.28

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

5	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Balanced Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Balanced Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	6.04% (quarter ended December 31, 2013)
Lowest	1.04% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 4.94%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	11.33%	13.92%
– After taxes on distributions		10.87	13.55
– After taxes on distributions and sale of fund shares		6.77	10.79

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	12.28%	15.04%
C	5/18/2012	16.21	17.27
F-1	5/18/2012	18.11	18.16
F-2	5/18/2012	18.45	18.44
529-A	5/18/2012	11.29	13.87
529-B	5/18/2012	12.22	14.95
529-C	5/18/2012	16.15	17.17
529-E	5/18/2012	17.73	17.79
529-F-1	5/18/2012	18.36	18.36
R-1	5/18/2012	17.31	17.38
R-2	5/18/2012	17.19	17.40
R-3	5/18/2012	17.76	17.82
R-4	5/18/2012	18.15	18.16
R-5	5/18/2012	18.59	18.54
R-6	5/18/2012	18.64	18.53

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	27.41%
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.39	15.97

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment	6

American Funds Income Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   4.91% (quarter ended March 31, 2013)

Lowest  –0.37% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.82%.

Average annual total returns
For the periods ended December 31, 2013
(with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	5.94%	8.68%
– After taxes on distributions		4.92	7.66
– After taxes on distributions and sale of fund shares		3.69	6.42

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	6.56%	9.63%
C	5/18/2012	10.54	11.91
F-1	5/18/2012	12.41	12.77
F-2	5/18/2012	12.58	13.01
529-A	5/18/2012	5.87	8.63
529-B	5/18/2012	6.45	9.57
529-C	5/18/2012	10.42	11.81
529-E	5/18/2012	11.99	12.44
529-F-1	5/18/2012	12.59	12.93
R-1	5/18/2012	11.51	12.03
R-2	5/18/2012	11.51	12.01
R-3	5/18/2012	11.98	12.46
R-4	5/18/2012	12.38	12.84
R-5	5/18/2012	12.73	13.12
R-6	5/18/2012	12.67	13.04

		Lifetime
Indexes	1 year	(from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	27.41%
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.67	10.73

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

7	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Tax-Advantaged Income Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 4.63% (quarter ended December 31, 2013)
Lowest –0.50% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 7.02%.

Average annual total returns
For the periods ended December 31, 2013
(with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	7.33%	10.56%
– After taxes on distributions		7.08	10.21
– After taxes on distributions and sale of fund shares		5.14	8.45

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	5.75%	10.11%
C	5/18/2012	9.67	12.37
F-1	5/18/2012	11.57	13.25
F-2	5/18/2012	11.81	13.47

Indexes	1 year	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.55%	0.21%
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.67	10.73

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment	8

American Funds Preservation Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   0.48% (quarter ended September 30, 2013)

Lowest  –1.43% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 1.75%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–3.59%	–1.46%
– After taxes on distributions		–4.05	–1.90
– After taxes on distributions and sale of fund shares		–2.03	–1.29

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–6.75%	–3.07%
C	5/18/2012	–2.80	–0.62
F-1	5/18/2012	–1.12	0.13
F-2	5/18/2012	–0.86	0.37
529-A	5/18/2012	–3.62	–1.50
529-B	5/18/2012	–6.83	–3.13
529-C	5/18/2012	–2.89	–0.69
529-E	5/18/2012	–1.42	–0.14
529-F-1	5/18/2012	–0.92	0.30
R-1	5/18/2012	–1.93	–0.44
R-2	5/18/2012	–1.88	–0.52
R-3	5/18/2012	–1.43	–0.15
R-4	5/18/2012	–1.08	0.19
R-5	5/18/2012	–0.80	0.42
R-6	5/18/2012	–0.77	0.38

Indexes	1 year	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.36%	0.64%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.15	1.59

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

9	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Tax-Exempt Preservation Portfolio

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   0.76% (quarter ended March 31, 2013)
Lowest  –2.47% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.58%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–3.56%	–0.80%
– After taxes on distributions		–3.56	–0.80
– After taxes on distributions and sale of fund shares		–0.94	–0.03

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–6.58%	–2.32%
C	5/18/2012	–2.70	0.08
F-1	5/18/2012	–1.04	0.80
F-2	5/18/2012	–0.77	1.07

Indexes	1 year	Lifetime (from Class A inception)
Barclays Municipal Short-Intermediate 1–10 Years Index (reflects no deductions for sales charges, account fees, expenses or U. S. federal income taxes)	0.02%	0.87%
Lipper Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U. S. federal income taxes)	–1.73	0.35

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment	10

Lit. No. MFGEBS-094-0814P   Litho in USA   CGD/RRD/10039-S44479